Schedule of Deferred Share Units (Details) (Parenthetical)						1 Months Ended		3 Months Ended	12 Months Ended
		Jul. 06, 2023 shares	Jul. 04, 2023 shares	Jul. 01, 2023 shares	Apr. 21, 2023 shares	Apr. 30, 2022 shares	Mar. 31, 2022 $ / shares shares	Jun. 30, 2022 CAD ($) shares	Dec. 31, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Dec. 31, 2023 $ / shares	Dec. 31, 2022 $ / shares
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, vested									5,809,217	2,373,900
Shares issued, shares						1,315,856
Shares issued price per share | (per share)							$ 0.30		$ 0.11	$ 0.24	$ 0.15	$ 0.30
Deferred Share Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Director redeemed								2,500,000
Shares issued | $								$ 750,000
April 2022 Special Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Shares issued, shares								375,000
Deferred Share Unit [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, vested	[1],[2]								3,071,826	3,125,000
Shares issued price per share | $ / shares									$ 0.08	$ 0.13
Deferred Share Unit [Member] | Director [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Number of shares, vested		245,454	1,611,826	210,000	1,250,000		625,000

[1]	On July 6, 2023, 245,454 DSUs were issued to one of the Company’s Directors which vests on July 6, 2024.
[2]	On July 4, 2023, 1,611,826 DSUs were issued to the Company’s Directors which vested immediately.